INCOME TAX	12 Months Ended
Dec. 31, 2023
INCOME TAX
INCOME TAX
23.	INCOME TAX
a)	Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to elect only one company in the group to benefit from the progressive anti-fragmentation two-tier rates.

The PRC, excluding Hong Kong

The Group’s PRC subsidiaries and consolidated VIEs are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, unless otherwise specified.

Under the EIT Law and its implementation rules, an enterprise established outside the PRC with a “place of effective management” within the PRC is considered a PRC resident enterprise for PRC enterprise income tax purposes. A PRC resident enterprise is generally subject to certain PRC tax reporting obligations and a uniform 25% enterprise income tax rate on its worldwide income. The implementation rules to the EIT Law provide that non-resident legal entities are considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside the PRC should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC are deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Dividends paid to non-PRC-resident corporate investor from profits earned by the PRC subsidiaries after January 1, 2008 would be subject to a withholding tax. The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008.

Other Countries

The maximum applicable income tax rates of other countries where the Company’s subsidiaries having significant operations in the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31,
	2023	2022	2021
Germany
– Corporation tax*	15.825%	15.825%	15.825%
– Trade tax*	14.35%	14.35%	13.825%
UK**	25%	19%	19%
Netherlands	25.8%	25.8%	25.8%
*

This corporate tax rate excludes trade tax, which rate depends on the municipality in which Lotus GmbH conducts its business. Trade Tax is calculated by determining the Trade Tax Base with 3.5% of the trade income and applying the tax factor which differs according to the specific municipality in Germany and equals 410%, 410% and 395% for the municipality of Raunheim in 2023, 2022 and 2021, respectively.

**	UK corporate income tax rate changed from 19% to 25% since April 2023.

The components of loss before income taxes are as follows:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
The PRC, excluding Hong Kong	(514,816)	(652,302)	(113,598)
Germany	(5,370)	801	2,060
UK	(166,174)	821	2,415
Netherlands	(46,774)	(47,710)	(1,415)
Cayman Islands	(4,383)	(25,598)	1,860
Hong Kong	(1,859)	78	—
Others	(9,766)	(361)	—
Total	(749,142)	(724,271)	(108,678)

The components of income tax expense for the years ended December 31, 2023, 2022 and 2021 are as follows:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Current income tax expense
−The PRC, excluding Hong Kong	727	73	852
− Germany	332	400	603
− UK	—	(187)	182
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	—	—	—
− Others	54	6	—
Total current tax provision	1,113	292	1,637
Deferred income tax expense
− The PRC, excluding Hong Kong	—	—	—
− Germany	—	—	—
− UK	—	—	216
− Netherlands	—	—	—
− Cayman Islands	—	—	—
− Hong Kong	—	—	—
− Others	—	—	—
Total deferred tax expense	—	—	216
Total income tax expense	1,113	292	1,853

The actual income tax expense reported in the consolidated and combined statements of comprehensive loss for the years ended December 31, 2023, 2022 and 2021 differs from the amount computed by applying the PRC income tax rate of 25% to loss before income taxes due to the following:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Computed expected income tax benefit at the PRC statutory tax rate of 25%	(187,286)	(181,068)	(27,170)
Effect on tax rates in different tax jurisdiction	824	5,997	(373)
Preferential tax rate impact	(423)	—	—
Tax effect of non-deductible expenses	2,474	480	110
Tax effect of R&D expenses additional deduction	(17,732)	(3,068)	(134)
Change in valuation allowance	202,586	177,715	29,784
Tax filing difference	663	—	—
Others	7	236	(364)
Actual income tax expense	1,113	292	1,853

b)   Deferred income taxes

The tax effects of temporary differences that give rise to the deferred tax assets (liabilities) balances as of December 31, 2023 and 2022 are as follows:

	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets:
Net operating losses carryforwards	186,642	78,971
Accrued expenses	22,664	23,271
Deferral of tax deduction of R&D expenses	308,850	263,384
Operating lease liabilities	31,633	29,201
Exchangeable notes	5,061	3,532
Mandatorily redeemable noncontrolling interest	-	1,463
Convertible notes	3,620	1,289
Deferral of tax deduction of advertising expenses	10,054	6,404
Property, equipment and software	2,908	364
Equity investments	843	667
Deferred revenue	19,102	1,619
Total gross deferred tax assets	591,377	410,165
Valuation allowance on deferred tax assets	(390,737)	(202,715)
Deferred tax assets, net of valuation allowance	200,640	207,450
Deferred tax liabilities:
Property, equipment and software	(3,430)	(285)
Derivative assets	(17)	—
Government grants	(155,717)	(178,090)
Operating lease right-of-use assets	(41,476)	(29,201)
Total deferred tax liabilities	(200,640)	(207,576)
Net deferred tax liabilities	—	(126)

The deferred taxes noted above are classified as follows in the Company’s consolidated balance sheets:

	As of December 31,
	2023	2022
	US$	US$
Deferred tax assets	—	—
Deferred tax liabilities	—	(126)
Net deferred tax liabilities	—	(126)

A valuation allowance is provided against deferred income tax assets when the Group determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2023, the valuation allowances of US$390,737 were related to the deferred income tax assets of the certain subsidiaries of the Company which were in loss position. These entities were in a cumulative loss position, which is a significant negative indicator to overcome that sufficient income will be generated over the periods in which the deferred income tax assets are deductible or utilized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Changes in valuation allowance are as follows:

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Balance at the beginning of the year	202,715	32,914	3,130
Addition	215,886	177,715	29,784
Deduction	(25,934)	—	—
Effect of foreign currency translation	(1,930)	(7,914)	—
Balance at the end of the year	390,737	202,715	32,914

As of December 31, 2023, the net operating loss carryforwards of the Company’s subsidiaries and VIEs in the PRC amounted to US$470,713, which can be carried forward for five years to offset future taxable profit. The net operating loss carryforwards of the Company’s subsidiaries and VIEs in the PRC, excluding Hong Kong, will expire during the period from year 2026 to year 2028, if unused by the following year-end:

Year ending December 31,	Amount
US$
2026	43,523
2027	151,292
2028	275,898
Total	470,713

As of December 31, 2023, the net operating loss carryforwards of the Company’s subsidiaries incorporated in Netherlands amounted to US$94,088. Operating losses can be carried forward without time limitation but are available to offset the first EUR 1,000 of taxable profits and 50% of taxable profits in excess of this of the current fiscal year.

As of December 31, 2023, the net operating loss carryforwards of the Company’s subsidiaries incorporated in UK amounted to US$140,725. Operating losses can be carried forward without time limitation but the annual limit of utilization of carryforward loss, without any cash tax impact, is GBP 5,000.